SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

On November 3, 2022, the Company held its Annual General Meeting of Shareholders, at which the Company’s shareholders approved an increase to the authorized share capital to 500,000,000,000 ordinary shares from 50,000,000,000, no par value.

NOTE 17 - SUBSEQUENT EVENTS

In March 2022, the Company paid an aggregate of $311,670 to two out of five 2020 noteholders in settlement of the amounts included in accrued interest payable at the closing of the Merger. See Note 4.

In the first quarter of 2022, the Company entered into four license and supply agreements, whereby the Company will receive a royalty or other proceeds from the specified product revenues in select non-US markets from the licensor, if and when the underlying products are approved and commercialized.

Effective as of March 13, 2022, the Company issued warrants to purchase ADSs as follows:

●	Exchanged the existing warrants of 2020 noteholders (Note 4) for warrants on substantially the same terms as the Investor Exchange Warrant (See Note 5), exercisable for 29,388 ADSs, in the aggregate, at the exercise price of $49.75 per ADS. The exercise price was reduced to $0.00 as of July 14, 2022 as a result of the Altium Agreement described below.
●	Issued Series A Warrant, Series B Warrant and Series C Warrant to purchase 342,100 ADSs, 342,100 ADSs and 191,174
ADSs, respectively, at the exercise price of $49.75 per ADS, based on the terms of the Primary Financing. These warrants were amended as of July 14, 2022 under the Altium Agreement described below.

The Company held a Special General Meeting on February 28, 2022, at which the Company’s shareholders adopted the Amended and Restated Articles of Association of the Company.

Amended and Restated Equity Incentive Plan and Annual Meeting of Shareholders

In March 2022, our board of directors approved the Amended and Restated Equity Incentive Plan (the “Amended Plan”), which increased the number of ordinary shares reserved for issuance under such equity incentive plan to 15% of our outstanding ordinary shares on a fully-diluted basis, or 1,826,991,616 ordinary shares, represented by 365,398 ADSs as of March 31, 2022. The board of directors further approved the award of options to our officers and directors to purchase, in the aggregate, 316,571 ADSs under the Amended Plan, and annual discretionary bonuses for officers of $472,500 in aggregate.

We held our Annual General Meeting on April 12, 2022, at which our shareholders approved, among other items, the following:

●	The increase in authorized share capital from 12.5 billion to 50 billion ordinary shares.
●	Modification of the annual compensation of the two founders to a combined base salary of $990,000 and to increase the annual discretionary bonus to not less than 45% of the annual base salary.
●	Repayment of amounts due to the two founders at a rate of $25,000 each per month.
●	The grant of an option to purchase up to 85,714 ADSs to each of the two founders under the Amended Plan, at an exercise price per ADS of $17.50, to vest over a four-year period.
●	The grant of an option to purchase 12,857 ADSs to each of the five non-employee director under the Amended Plan at an exercise price per ADS of $17.50, to vest over a three-year period, and (as an annual grant for 2022) an option to an officer to purchase 71,429 ADSs at an exercise price per ADS of $17.50, to vest over a four-year period.

ADS Ratio Change

On July 12, 2022, our Board of Directors approved the change in the ratio of ADS evidencing ordinary shares from 1 ADS representing four hundred (400) ordinary shares to 1 ADS representing five thousand (5,000) ordinary shares, which will result in a one for 12.5 reverse split of the issued and outstanding ADSs (the “Ratio Change”). The Ratio Change was effective August 1, 2022. All ADS and related option and warrant information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the reduced number of ADSs resulting from the Ratio Change.

Nasdaq Listing

On April 22, 2022, we received a letter from the Listing Qualifications staff of The Nasdaq Stock Market, LLC (“Nasdaq”) notifying us that we are no longer in compliance with the minimum stockholders’ equity requirement for continued listing on The Nasdaq Capital Market. Nasdaq Rule 5550(b)(1) requires listed companies to maintain stockholders’ equity of at least $2.5 million. In addition, as of April 21, 2022, we did not meet the alternative continued listing requirements based on market value of listed securities or net income from continuing operations. In accordance with Nasdaq Rule 5810(c)(2)(A), within 45 calendar days of receiving this notice, we submitted a plan to regain compliance to Nasdaq. This plan was accepted, and Nasdaq has granted us an extension until October 19, 2022 to evidence compliance.

On June 10, 2022, we received a letter from The Nasdaq Listing Qualifications staff notifying us that the closing bid price per ADS was below the required minimum of $1.00 for a period of 30 consecutive business days and that we did not meet the minimum bid price requirements set forth in Nasdaq Rule 5550(a)(2). Pursuant to Nasdaq Rule 5810(c)(3)(A), we have a period of one hundred eighty (180) calendar days, or until December 7, 2022 (the “Compliance Period”), to regain compliance with Nasdaq’s minimum bid price requirement. If at any time during the Compliance Period, the closing bid price per ADS is at least $1.00 for a minimum of ten (10) consecutive business days, Nasdaq will provide us a written confirmation of compliance and the matter will be closed. In the event we do not regain compliance by December 7, 2022, we may be eligible for an additional 180 calendar day grace period. To qualify, we will be required to meet the continued listing requirement for market value of publicly held ADSs and all other initial listing standards for The Nasdaq Capital Market, with the exception of the bid price requirement, and will need to provide written notice of our intention to cure the deficiency during the second compliance period.

Although there is no assurance, we expect that the offering that is being registered on the registration statement on Form F-1, which includes these financial statements and accompanying notes, will enable us to regain compliance with Nasdaq’s minimum stockholders’ equity requirement and the Ratio Change will help us to regain compliance with the minimum bid-price requirement for continued listing on The Nasdaq Capital Market. Although Nasdaq notification letters described above have no immediate effect on our listing on The Nasdaq Capital Market, and we are working on implementing plans to regain compliance with Nasdaq listing standards, there can be no assurance that we will be able to regain compliance with Nasdaq’s minimum stockholders’ equity requirement or minimum bid-price requirement for continued listing. If our ADSs are delisted from Nasdaq, it will have material negative impacts on the actual and potential liquidity of our securities, as well as material negative impacts on our ability to raise future capital.

Agreements with Altium Growth Fund, LP and Altium Warrant Exercises

During the second quarter of 2022, Altium exercised the Series B Warrant in full pursuant to the alternate cashless exercise right of such warrant, under which Altium had an option to receive 1 ADS for each ADS underlying the warrant being exercised in such cashless exercise, resulting in the issuance of a total of 342,100 ADSs to Altium.

On July 14, 2022, we, Quoin Inc. and Altium entered into an agreement (the “Altium Agreement”), pursuant to which the parties agreed to, among other things, (i) amend certain terms of the Series A Warrant and Investor Exchange Warrants previously issued to Altium to, among other things, reduce the exercise price to $0.00 per ADS with respect to a total of 399,999 ADSs, (ii) cancel the Series C Warrant and a portion of the Series A Warrant previously issued to Altium, and (iii) terminate the Purchase Agreements, pursuant to which the warrants were previously issued to Altium. As of August 2, 2022, Altium exercised all of its warrants outstanding and we issued a total of 399,999 ADSs to Altium.

The exercise price of the 2020 noteholder warrants was reduced to $0.00 as of July 14, 2022 as a result of the Altium Agreement described below. As of August 2, 2022, 23,040 noteholder warrants had been exercised.

As a result of the Altium and noteholder warrant exercises and the Altium Agreement, the warrants outstanding as of August 2, 2022 are set out below, exercisable into ADS:

		Exercise	Year of
	ADSs	Price	maturity
Warrants held by 2020 noteholders	6,348	$0	2027
Warrants held by former Cellect warrant holders	8,820	$137.5	2024
Total	15,168